Summary of Significant Accounting Policies (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred		$ 13,341,000
Land Improvements | Minimum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	5
Land Improvements | Maximum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	15
Building
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	30
Building Improvements | Minimum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	5
Building Improvements | Maximum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	15
Furniture and Fixtures | Minimum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	5
Furniture and Fixtures | Maximum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	15
Renovations and Improvements | Minimum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	five
Renovations and Improvements | Maximum
Subsidiary, Sale of Stock [Line Items]
Real Estate Assets, Useful Lives	15
Cottonwood Communities Management, LLC | IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred	$ 10,104,000
Cottonwood Communities Management, LLC | Private Placement
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred	$ 393,000